LOANS TO THIRD PARTIES (Tables)	6 Months Ended
Dec. 31, 2021
LOANS TO THIRD PARTIES
Schedule of loans to third parties

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Working fund to third party companies	¥50,476,782	¥25,464,035	$4,002,887
Allowance for credit losses	—	—	—
Total loans to third parties	¥50,476,782	¥25,464,035	$4,002,887